Condensed Consolidating Financial Information Condensed Consolidating Financial Information Additional Disclosure (Details)	Nov. 03, 2019
BTI [Member]
Condensed Financial Statements, Captions [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%